Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives

Office Equipment:	Straight-line and Declining balance method	5-7 Years / 20%
Computer Equipment:	Declining balance method	55%
Laboratory Equipment:	Straight-line method	5 Years
Vehicles:	Straight-line and Declining balance method	5 Years / 30%

Schedule of intangible assets estimated useful lives

Licenses:	Straight-line method	5 Years
Website:	Declining balance method	55%